Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Dec. 28, 2012
(Delaware National High-Yield Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
(Delaware National High-Yield Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.74%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware National High-Yield Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.74%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.08%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.08%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.08%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
(Delaware Tax-Free California Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
(Delaware Tax-Free California Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
(Delaware Tax-Free California Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
(Delaware Tax-Free Idaho Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.06%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
(Delaware Tax-Free Idaho Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.06%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.63%
(Delaware Tax-Free Idaho Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.06%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.63%
(Delaware Tax-Free New York Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
(Delaware Tax-Free New York Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Delaware Tax-Free New York Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.63% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.55% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.